Share-based compensation - Stock appreciation rights - Changes in SARs (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
SARs granted during the year | shares	0
Weighted average exercise price granted during the year | $ / shares	$ 0
SARs exercised during the year | shares	(176,360)
Weighted average exercise price exercised during the year | $ / shares	$ (4.28)
Stock Appreciation Rights (SARs) [Member]
Balance, No. of Units (Beginning) | shares	176,360
Balance, Weighted average exercise price (Beginning) | $ / shares	$ 4.28
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	0
Balance, Weighted average exercise price (Ending) | $ / shares	$ 0